COLUMBIA FUNDS SERIES TRUST I

                               Columbia Bond Fund
                                  (the "Fund")

                Supplement dated June 17, 2009 to the Class A and
         Class C Shares Prospectus dated August 1, 2008, as supplemented


Effective June 17, 2009, the Advisor has implemented a new voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses," the following footnote to the "Total net expenses" line is added to the "Annual Fund Operating Expenses" table referencing this new voluntary reimbursement arrangement by the Advisor:

      Effective June 17, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.55% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.80% for Class A shares and 1.55% for Class C shares. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.










        Shareholders should retain this Supplement for future reference.





INT-47/18146-0609

                          COLUMBIA FUNDS SERIES TRUST I

                               Columbia Bond Fund
                                  (the "Fund")

         Supplement dated June 17, 2009 to the Class Z Shares Prospectus dated August 1, 2008, as supplemented


Effective June 17, 2009, the Advisor has implemented a new voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses," the following footnote to the "Total net expenses" line is added to the "Annual Fund Operating Expenses" table referencing this new voluntary reimbursement arrangement by the Advisor:

      Effective June 17, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.55% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.55%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.











        Shareholders should retain this Supplement for future reference.





INT-47/18147-0609